Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Undistributed Earning of Foreign Subsidiaries	$ 1,307,415
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	(16.00%)	(5.00%)	(2.00%)
Period for extension for the existing tax credits	3 years
Tax credit for investment amount eligible for smart machinery for current year (as a percent)	5.00%
Tax credit for investment amount eligible for smart machinery for 3 consecutive year (as a percent)	3.00%
Number of consecutive year when tax credit is 3%	3 years
Maximum tax credit for smart machinery combined with R&D tax credit (as a percent)	50.00%
Bottom of range
Statement [line items]
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	20.00%